Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We are required by SEC rules to disclose the following information regarding compensation paid to our Chief Executive Officer (our “PEO”) and our other named executive officers (collectively, our “non-PEO NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. The footnotes below set forth the adjustments from the total compensation for each of our NEOs reported in the Summary Compensation Table above.
The following table sets forth additional compensation information of our PEO and our non-PEO NEOs, along with total shareholder return (“TSR”), net income and our Company-selected measure (the sum of revenue growth and adjusted free cash flow margin) for fiscal years 2021, 2022 and 2023. Since the Company completed its IPO in 2021, data from fiscal year 2020 is excluded from the table.
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year(1)	Summary Compensation Table Total for PEO(2) ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for non-PEO NEOs(2) ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income ($ in thousands)	Revenue Growth Plus Adjusted Free Cash Flow Margin (%)(4)
2023	1,044,885	29,952,755	11,964,892	12,112,489	86.33	149.52	19,409	42
2022	797,179	(200,132,194)	4,430,909	(13,942,162)	59.93	94.73	(27,804)(5)	47
2021	82,536,062	293,335,312	7,774,582	13,883,786	189.01	131.92	(19,503)	41
(1)	The PEO and non-PEO NEOs included in the above compensation table reflect the following:
Year	PEO	Non-PEO NEOs
2023	Yancey Spruill	W. Matthew Steinfort, William Sorenson, Muhammad Aaqib Gadit, Gabriel Monroy, Megan Wood
2022	Yancey Spruill	William Sorenson, Carly Brantz, Jeffrey Guy, Gabriel Monroy
2021	Yancey Spruill	Gabriel Monroy, Alan Shapiro
(2)
In determining the compensation actually paid (“CAP”) to our PEO and our non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the table above for the 2023 fiscal year. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation S-K and in accordance with ASC Topic 718, which included the categories of adjustments as set forth below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For additional information regarding the determination of fair value, see Note 11. Stock-Based Compensation of the audited consolidated financial statements included in our Annual Report.

PEO	2023 ($)
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	23,119,050
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	5,788,820
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Total Added (or Deducted)	28,907,870
Non-PEO NEOs	2023 ($)
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(8,085,862)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	7,152,231
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	185,444
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,120,327
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	451,031
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(675,574)
Total Added (or Deducted)	147,597
(3)
Peer Group TSR reflects the Company’s peer group (S&P Information Technology Index) used in the stock performance graph contained in our Annual Report. The values assume $100 was invested in each of our common stock and our peer group index at their respective closing prices on March 24, 2021 (the date our common stock commenced trading on the NYSE), including the reinvestment of dividends.

(4)
Represents the sum of revenue growth and adjusted free cash flow margin. Revenue growth is defined as the percentage increase in revenue from the prior year. Adjusted free cash flow margin is a non-GAAP financial measure that we define as net cash provided by operating activities less purchases of property and equipment, capitalized internal-use software costs, purchase of intangible assets and excluding cash paid for restructuring and other charges, acquisition related compensation, restructuring related charges, and acquisition and integration related costs, as a percentage of revenue.

(5)	Amount shown reflects restated net income as reflected in our restated consolidated financial statements for the fiscal year ended December 31, 2022.

Company Selected Measure Name	Revenue growth plus adjusted free cash flow margin
Named Executive Officers, Footnote
(1)	The PEO and non-PEO NEOs included in the above compensation table reflect the following:
Year	PEO	Non-PEO NEOs
2023	Yancey Spruill	W. Matthew Steinfort, William Sorenson, Muhammad Aaqib Gadit, Gabriel Monroy, Megan Wood
2022	Yancey Spruill	William Sorenson, Carly Brantz, Jeffrey Guy, Gabriel Monroy
2021	Yancey Spruill	Gabriel Monroy, Alan Shapiro

Peer Group Issuers, Footnote
(3)
Peer Group TSR reflects the Company’s peer group (S&P Information Technology Index) used in the stock performance graph contained in our Annual Report. The values assume $100 was invested in each of our common stock and our peer group index at their respective closing prices on March 24, 2021 (the date our common stock commenced trading on the NYSE), including the reinvestment of dividends.

PEO Total Compensation Amount	$ 1,044,885	$ 797,179	$ 82,536,062
PEO Actually Paid Compensation Amount	$ 29,952,755	(200,132,194)	293,335,312
Adjustment To PEO Compensation, Footnote
(2)
In determining the compensation actually paid (“CAP”) to our PEO and our non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the table above for the 2023 fiscal year. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation S-K and in accordance with ASC Topic 718, which included the categories of adjustments as set forth below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For additional information regarding the determination of fair value, see Note 11. Stock-Based Compensation of the audited consolidated financial statements included in our Annual Report.

PEO	2023 ($)
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	23,119,050
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	5,788,820
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Total Added (or Deducted)	28,907,870

Non-PEO NEO Average Total Compensation Amount	$ 11,964,892	4,430,909	7,774,582
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,112,489	(13,942,162)	13,883,786
Adjustment to Non-PEO NEO Compensation Footnote
(2)
In determining the compensation actually paid (“CAP”) to our PEO and our non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the table above for the 2023 fiscal year. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation S-K and in accordance with ASC Topic 718, which included the categories of adjustments as set forth below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For additional information regarding the determination of fair value, see Note 11. Stock-Based Compensation of the audited consolidated financial statements included in our Annual Report.

Non-PEO NEOs	2023 ($)
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(8,085,862)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	7,152,231
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	185,444
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,120,327
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	451,031
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(675,574)
Total Added (or Deducted)	147,597

Compensation Actually Paid vs. Total Shareholder Return
Pay versus Performance Descriptive Disclosure
The graphs below show the relationships between CAP to our PEO and the average CAP to our non-PEO NEOs to each of (i) the Company’s TSR and the TSR of the S&P Information Technology Index, (ii) our net income and (iii) our Company-Selected Measure, the sum of revenue growth and adjusted free cash flow margin.

Compensation Actually Paid vs. Net Income
Pay versus Performance Descriptive Disclosure
The graphs below show the relationships between CAP to our PEO and the average CAP to our non-PEO NEOs to each of (i) the Company’s TSR and the TSR of the S&P Information Technology Index, (ii) our net income and (iii) our Company-Selected Measure, the sum of revenue growth and adjusted free cash flow margin.

Compensation Actually Paid vs. Company Selected Measure
Pay versus Performance Descriptive Disclosure
The graphs below show the relationships between CAP to our PEO and the average CAP to our non-PEO NEOs to each of (i) the Company’s TSR and the TSR of the S&P Information Technology Index, (ii) our net income and (iii) our Company-Selected Measure, the sum of revenue growth and adjusted free cash flow margin.

Total Shareholder Return Vs Peer Group
Pay versus Performance Descriptive Disclosure
The graphs below show the relationships between CAP to our PEO and the average CAP to our non-PEO NEOs to each of (i) the Company’s TSR and the TSR of the S&P Information Technology Index, (ii) our net income and (iii) our Company-Selected Measure, the sum of revenue growth and adjusted free cash flow margin.

Tabular List, Table
Pay versus Performance Tabular List
The following table provides what we believe are the most important financial performance measures we used to link CAP to our PEO and non-PEO NEOs to Company performance in the most recent fiscal year, each of which is described in more detail in the section titled “Executive Compensation—Compensation Discussion and Analysis”:
Performance Measure
Revenue growth plus adjusted free cash flow margin
Revenue growth
Adjusted free cash flow margin

Total Shareholder Return Amount	$ 86.33	59.93	189.01
Peer Group Total Shareholder Return Amount	149.52	94.73	131.92
Net Income (Loss)	$ 19,409,000	$ (27,804,000)	$ (19,503,000)
Company Selected Measure Amount	0.42	0.47	0.41
PEO Name	Yancey Spruill	Yancey Spruill	Yancey Spruill
Additional 402(v) Disclosure
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue growth plus adjusted free cash flow margin
Non-GAAP Measure Description
(4)
Represents the sum of revenue growth and adjusted free cash flow margin. Revenue growth is defined as the percentage increase in revenue from the prior year. Adjusted free cash flow margin is a non-GAAP financial measure that we define as net cash provided by operating activities less purchases of property and equipment, capitalized internal-use software costs, purchase of intangible assets and excluding cash paid for restructuring and other charges, acquisition related compensation, restructuring related charges, and acquisition and integration related costs, as a percentage of revenue.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted free cash flow margin
Non-GAAP Measure Description
(4)
Represents the sum of revenue growth and adjusted free cash flow margin. Revenue growth is defined as the percentage increase in revenue from the prior year. Adjusted free cash flow margin is a non-GAAP financial measure that we define as net cash provided by operating activities less purchases of property and equipment, capitalized internal-use software costs, purchase of intangible assets and excluding cash paid for restructuring and other charges, acquisition related compensation, restructuring related charges, and acquisition and integration related costs, as a percentage of revenue.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,907,870
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,119,050
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,788,820
PEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	147,597
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,085,862)
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,152,231
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,444
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,120,327
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	451,031
Non-PEO NEO | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (675,574)